Financial Risk Management - Sensitivity Analysis for Exchange Rate Risk on Profit or Loss Before Tax and Shareholders' Equity (Detail) - Currency risk [member] - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
EUR [Member] | Currency risk: Appreciation of functional currency by 5% [Member] | Shareholder's equity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	¥ 15
EUR [Member] | Currency risk: Appreciation of functional currency by 5% [Member] | Profit And Loss From Continuing Operations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	19
EUR [Member] | Currency risk: Depreciation of functional currency by 5% [Member] | Shareholder's equity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	(14)
EUR [Member] | Currency risk: Depreciation of functional currency by 5% [Member] | Profit And Loss From Continuing Operations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	(18)
KRW [Member] | Currency risk: Appreciation of functional currency by 5% [Member] | Shareholder's equity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	170	¥ (14)
KRW [Member] | Currency risk: Appreciation of functional currency by 5% [Member] | Profit And Loss From Continuing Operations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	239	(27)
KRW [Member] | Currency risk: Depreciation of functional currency by 5% [Member] | Shareholder's equity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	(162)	13
KRW [Member] | Currency risk: Depreciation of functional currency by 5% [Member] | Profit And Loss From Continuing Operations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	(228)	26
USD [Member] | Currency risk: Appreciation of functional currency by 5% [Member] | Shareholder's equity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	630	584
USD [Member] | Currency risk: Appreciation of functional currency by 5% [Member] | Profit And Loss From Continuing Operations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	831	794
USD [Member] | Currency risk: Depreciation of functional currency by 5% [Member] | Shareholder's equity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	(600)	(556)
USD [Member] | Currency risk: Depreciation of functional currency by 5% [Member] | Profit And Loss From Continuing Operations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	(791)	(756)
THB [Member] | Currency risk: Appreciation of functional currency by 5% [Member] | Shareholder's equity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	28	8
THB [Member] | Currency risk: Appreciation of functional currency by 5% [Member] | Profit And Loss From Continuing Operations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	41	12
THB [Member] | Currency risk: Depreciation of functional currency by 5% [Member] | Shareholder's equity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	(27)	(8)
THB [Member] | Currency risk: Depreciation of functional currency by 5% [Member] | Profit And Loss From Continuing Operations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	(39)	(12)
Japan, Yen | Currency risk: Appreciation of functional currency by 5% [Member] | Shareholder's equity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	6	3
Japan, Yen | Currency risk: Appreciation of functional currency by 5% [Member] | Profit And Loss From Continuing Operations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	7	4
Japan, Yen | Currency risk: Depreciation of functional currency by 5% [Member] | Shareholder's equity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	(6)	(3)
Japan, Yen | Currency risk: Depreciation of functional currency by 5% [Member] | Profit And Loss From Continuing Operations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	(6)	(4)
TWD [Member] | Currency risk: Appreciation of functional currency by 5% [Member] | Shareholder's equity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	12	(6)
TWD [Member] | Currency risk: Appreciation of functional currency by 5% [Member] | Profit And Loss From Continuing Operations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	17	(7)
TWD [Member] | Currency risk: Depreciation of functional currency by 5% [Member] | Shareholder's equity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	(11)	5
TWD [Member] | Currency risk: Depreciation of functional currency by 5% [Member] | Profit And Loss From Continuing Operations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	(16)	¥ 6
SGD [Member] | Currency risk: Appreciation of functional currency by 5% [Member] | Shareholder's equity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	8
SGD [Member] | Currency risk: Appreciation of functional currency by 5% [Member] | Profit And Loss From Continuing Operations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	12
SGD [Member] | Currency risk: Depreciation of functional currency by 5% [Member] | Shareholder's equity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	(8)
SGD [Member] | Currency risk: Depreciation of functional currency by 5% [Member] | Profit And Loss From Continuing Operations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	¥ (11)